May 21, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	ING Mutual Funds

  (File Nos. 33-56094; 811-7428)

Ladies and Gentlemen:

On behalf of ING Mutual Funds and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 7, 2012, to the Prospectus dated February 29, 2012, for ING Global Value Choice Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated May 7, 2012 in XBRL for the Fund.

If you have any questions concerning the attached filing, please contact Kim Springer at (480) 477-2674 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management – ING Funds

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com